Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Short-Term Debt [Abstract]
Summary of Short-Term Debt
Additional information at December 31, 2014 and 2013 and for the periods then ended is summarized below:

	2014	2013

Outstanding balance at December 31	$-	$-
Year-end weighted average rate	-%	-%
Daily average outstanding during the year	$1,583	$950,544
Average rate for the year	1.20%	4.09%
Maximum outstanding at any month-end during the year	$78,000	$3,743,820